Retirement benefit obligations - Principal Assumptions (Details)	Jun. 30, 2021	Dec. 31, 2020
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rate	1.93%	1.44%
Rate of inflation:
Rate of salary increases	0.00%	0.00%
Weighted-average rate of increase for pensions in payment	2.81%	2.61%
Retail Price Index
Rate of inflation:
Prices index	3.10%	2.80%
Consumer Price Index
Rate of inflation:
Prices index	2.70%	2.41%